Accounts receivable, net - Schedule of accounts receivable, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 66,782,454		¥ 93,617,307
Less: allowance for credit loss	(17,725,683)		(20,164,070)	¥ (8,875,133)	¥ (13,845,960)
Accounts receivable, net	¥ 49,056,771	$ 6,720,750	¥ 73,453,237	¥ 109,180,373